Statement of Changes in Net Assets Available For Benefits - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
CONTRIBUTIONS:
Participant contributions	$ 45,610,438
Rollover contributions	4,581,656
Employer contributions	26,139,954
Total contributions	76,332,048
INVESTMENT INCOME:
Dividends and interest	17,126,157
Net appreciation in fair value of investments	142,567,941
Total investment income	159,694,098
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	2,166,667
Total additions	238,192,813
DEDUCTIONS:
Benefits paid to participants	118,444,544
Administrative expenses, net of revenue sharing	448,964
Total deductions	118,893,508
INCREASE IN NET ASSETS	119,299,305
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,062,442,788
End of year	$ 1,181,742,093